INCOME TAXES - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
U.S. Federal	$ (311)	$ (1,475)	$ (220)
Non-U.S.	733	655	523
U.S. State	(52)	(145)	(34)
Deferred
U.S. Federal	(617)	(366)	(1,638)
Non-U.S.	352	610	(754)
U.S. State	(108)	(36)	(45)
Total	$ (3)	$ (757)	$ (2,168)